Other Financial Assets	12 Months Ended
Dec. 31, 2021
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Other Financial Assets

8	OTHER FINANCIAL ASSETS
The composition of the other financial assets as of December 31, 2021 and 2020 is as follows:

Composition	12/31/2021	12/31/2020
Receivables from spot sales of foreign currency pending settlement	15,467,783	12,740,004
Sundry debtors (see note 12)	10,037,417	11,155,644
Receivables from other spot sales pending settlement	6,879,606	2,599,343
Private securities	2,070,550	913,867
Receivables from spot sales of government securities pending settlement	90,848	836,128
Other	620,106	290,862

Subtotal	35,166,310	28,535,848

Less: Allowances for ECL	(26,448)	(28,569)

Total	35,139,862	28,507,279

Disclosures related to allowance for ECL are detailed in item 9.4 of note 9 “Loss allowance for credit losses on credit exposures not measured at fair value through profit or loss”.